Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

As of
December 31,
Period	2024
Not later than one year	205,809
Later than one year and not later than two years	123,493
Later than two years and not later than three years	99,647
Later than three years and not later than four years	89,605
Later than four years and not later than five years	29,283
More than five years	6,396
Total	554,233